BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Total current liabilities	$ 732,939		$ 612,695	$ 91,817
Accumulated deficit	(2,708,468)		(2,422,031)	(841,298)
Total stockholders' deficit	(1,611,343)	$ (475,263)	(1,414,907)	(595,051)
Selling, general and administrative	577,910	292,657	1,709,100	541,219
Total operating expenses	577,910	292,657	1,774,100	541,219
Net loss	(286,437)	(292,712)	(1,580,733)	(540,037)
Net income/loss	(286,437)	(292,712)	$ (1,580,733)	$ (540,037)
Accrued Expenses	0	73,942
As Previously Reported [Member]
Accrued expenses - related party		0
Total current liabilities		838,723
Accumulated deficit		1,071,510
Total stockholders' deficit		412,763
Selling, general and administrative	230,157
Total operating expenses	230,157
Loss before Income tax	230,212
Net loss	230,212
Net income/loss	230,212
Accrued Expenses	11,441
Adjustments [Member]
Accrued expenses - related party		62,500
Total current liabilities		62,500
Accumulated deficit		62,500
Total stockholders' deficit		62,500
Selling, general and administrative	62,500
Total operating expenses	62,500
Loss before Income tax	62,500
Net loss	62,500
Net income/loss	62,500
Accrued Expenses	62,500
As Restated [Member]
Accrued expenses - related party		62,500
Total current liabilities		901,223
Accumulated deficit		1,134,010
Total stockholders' deficit		$ 475,263
Selling, general and administrative	292,657
Total operating expenses	292,657
Loss before Income tax	292,712
Net loss	292,712
Net income/loss	292,712
Accrued Expenses	$ 73,941